RIGHT OF USE ASSETS	12 Months Ended
Dec. 31, 2020
RIGHT OF USE ASSETS
RIGHT OF USE ASSETS

14. RIGHT OF USE ASSETS

The Group leases several assets including building, transmission installation and equipments, power supply, vehicles, and other equipments used in its operations, which generally have lease term between 1 and 33 years.

The Group leases several pieces of land located throughout Indonesia with Building Use Rights ("Hak Guna Bangunan" or "HGB") for a period of 10-50 years which will expire between 2020 and 2070. Management believes that there will be no issue in obtaining the extension of the land rights when they expire.

The Group also has certain leases with lease terms of twelve months or less and low-value leases. The Group applies the ‘short-term lease’ and ‘lease of low-value assets’ recognition exemptions for these leases. There are no lease contracts with variable lease payments. Short-term lease expense as of 2019 and 2020 amounted to Rp5,294 billion and Rp3,612 billion, respectively. Low-value assets lease expense as of 2019 and 2020 amounted to Rp65 billion and Rp119 billion, respectively.

The carrying amounts of right of use assets recognized and the movement during the year:

		Effect of				Reclassifications/
	December 31, 2018	adoption of IFRS 16	January 1, 2019	Additions	Deductions	translations	December 31, 2019
At cost:
Land rights	—	4,131	4,131	1,546	—	(6)	5,671
Buildings	—	786	786	70	—	(17)	839
Transmission installation and equipment	—	17,335	17,335	732	(576)	(4)	17,487
Power supply	—	398	398	316	—	(125)	589
Vehicles	—	646	646	188	(84)	(50)	700
Others	—	—	—	40	(4)	(8)	28
Total	—	23,296	23,296	2,892	(664)	(210)	25,314
Accumulated amortization:
Land rights	—	—	—	(676)	—	—	(676)
Buildings	—	—	—	(238)	—	1	(237)
Transmission installation and equipment	—	—	—	(3,466)	137	—	(3,329)
Power supply	—	—	—	(86)	—	17	(69)
Vehicles	—	—	—	(194)	58	25	(111)
Others	—	—	—	(28)	3	26	1
Total	—	—	—	(4,688)	198	69	(4,421)
Net book value	—	23,296	23,296				20,893

				Reclassifications/
	December 31, 2019	Additions	Deductions	translations	December 31, 2020
At cost:
Land rights	5,671	1,704	(630)	(10)	6,735
Buildings	839	126	(120)	21	866
Transmission installation and equipment	17,487	1,899	(1,183)	(85)	18,118
Power supply	589	97	(18)	—	668
Vehicles	700	238	(230)	(103)	605
Others (each below Rp75 billion)	28	1	(1)	66	94
Total	25,314	4,065	(2,182)	(111)	27,086
Accumulated amortization:
Land rights	(676)	(864)	212	—	(1,328)
Buildings	(237)	(205)	177	(62)	(327)
Transmission installation and equipment	(3,329)	(3,586)	984	—	(5,931)
Power supply	(69)	(194)	9	—	(254)
Vehicles	(111)	(162)	203	1	(69)
Others (each below Rp75 billion)	1	(75)	1	—	(73)
Total	(4,421)	(5,086)	1,586	(61)	(7,982)
Net book value	20,893				19,104

The carrying amounts of the lease liabilities and the movements are as follows:

	2019	2020

Balance, January 1	18,983	17,217
Additions	1,904	4,308
Deductions	(4,735)	(6,676)
Accrued interest	1,065	28
Balance, December 31	17,217	14,877
The portion that matures within one year	(4,663)	(4,805)
Long term portion year	12,554	10,072

Maturity analysis of lease payments are as follows:

Years	2019	2020
2020	4,752	—
2021	4,247	5,636
2022	3,529	3,814
2023	2,636	2,888
2024	1,639	1,864
2025	1,103	2,693
Thereafter	1,596	329
Total minimum lease payments	19,502	17,224
Interest	(3,350)	(2,375)
Net present value of minimum lease payments	16,152	14,849
Accrued interest	1,065	28
Total lease liabilities	17,217	14,877
Current maturities	(4,663)	(4,805)
Long-term portion	12,554	10,072